Cover	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity File Number	333-259483
Entity Registrant Name	NSTS Bancorp, Inc.
Entity Central Index Key	0001881592
Entity Tax Identification Number	87-2522769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 S. Lewis Avenue
Entity Address, City or Town	Waukegan
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60085
City Area Code	(847)
Local Phone Number	336-4430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	(847) 336-4430